UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Brian C. Janssen

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2019

Seeking stability in
uncertain markets

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–0.01%	1.08%	2.03%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated November 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six months ended February 28, 2019, U.S. Government Securities Fund produced a total return of 1.91%. By comparison, the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index gained 1.96%, and the Lipper General U.S. Government Funds Average (a peer group of funds) returned 1.47%.

In the fourth quarter of 2018, global markets were shaken by a surge of volatility. The fund gained 2.42% for the 12-week period. By contrast, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, fell 13.52%. As markets rallied in 2019 to recover their losses, the fund held on to most of its positive returns.

Income is an important element of the fund’s total return. The fund provides income in the form of monthly dividends, which totaled about 11 cents a share for the first six months of its fiscal year. This amounts to an income return of 0.85% for investors who reinvested their dividends.

Bond market overview

After one of the longest bull runs in history, equity and credit markets staggered in the fourth quarter of 2018 under the weight of nine Fed rate hikes dating back to December 2015 — plus the prospects for further gradual increases in 2019 and

Results at a glance

For periods ended February 28, 2019, with dividends reinvested

	Cumulative total return	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	2.90%	1.49%	2.45%	5.38%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	3.37	1.95	2.74	6.23
Lipper General U.S. Government Funds Average†	2.49	1.44	2.39	5.29

*	Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

U.S. Government Securities Fund	1

2020. The anticipated rise in the cost of servicing high levels of global debt put a dent on valuation expectations, prompting the Federal Reserve in January to reverse course in favor of a more patient rate-normalization policy.

Equity and credit markets recovered strongly in 2019 following the Fed’s decision. Bond markets had anticipated the change in policy, and the yield curve (shown below) is now flat out to five years and only modestly upward sloping thereafter. As a result, long maturity bond investors continue to receive little compensation for the possibility of future higher interest rate volatility or inflation, both of which would adversely affect the value of their investments.

One way we can try to estimate whether long maturity bonds are pricey or cheap is by applying our treasury term premium model, which estimates the extra yield required by investors to compensate them for duration risk (holding longer, instead of shorter, maturity bonds). As the chart to the right illustrates, we believe the 10-year term premium remains in negative territory, which means investors may not receive extra compensation for accepting more duration risk. This suggests a market that may be too complacent, in our view, regarding the difficulties for the Fed to normalize its decade-old “emergency” easy money policy.

Inside the portfolio

Our core position to address the market’s continuing “risk-on” or low volatility posture is known as a yield curve steepener. This strategy underweights the 20-to 30-year portion of the yield curve while overweighting the five-year, or intermediate, part of the curve. The steepener benefits when heightened market uncertainty and volatility cause short and intermediate-term rates to fall relative to longer term rates. While the current market outlook may prevail for

U.S. Treasury yield curve, August 31, 2018—February 28, 2019

2	U.S. Government Securities Fund

some time, we view the risk/reward trade-off of the steepener to be quite favorable at current valuations. During the reporting period the yield curve steepener added to fund results.

Another important strategy is the fund’s overweight position in Treasury Inflation-Protected Securities (TIPS). TIPS have interest and principal payments tied to the consumer price index (CPI), so they benefit if realized inflation exceeds the market’s inflation expectations. In this reporting period, however, the increase in volatility and decline in oil prices revised market inflation expectations downward, dampening the fund’s results.

Also detracting from relative results was the fund’s underweight position in mortgage-backed securities (MBS). The Fed’s more accommodative stance spurred renewed buying in this market, but we continue to have concerns. The Fed currently reduces its MBS portfolio by roughly $20 billion each month as part of its quantitative tightening program, and we expect it to continue to reduce its MBS holdings at the conclusion of the program. The wind down of the Fed’s MBS portfolio reduces demand, while the MBS market becomes more exposed to refinance risk with the rise of mortgage rates and home prices over the past few years.

The fund utilized derivatives such as interest rate futures and swaps to help implement its overall market positioning strategy. In particular they helped realize views regarding the expected level of rates and shape of the yield curve.

The summary portfolio, beginning on page 5, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2019.

Term premium of 10-year Treasuries, 2009–2019

Source: Treasury.gov as of 2/28/19.

U.S. Government Securities Fund	3

Looking ahead

The recent rise — and subsequent pullback — in market volatility reminds us how difficult it is for the Fed to normalize its strategy after a decade of easy monetary policy. Financial markets responded to the Fed’s efforts to further raise rates with a sharp rebuke in December that forced it to back off — once again — efforts to reverse the low rate and quantitative easing policies instituted in the wake of the 2008 financial crisis.

One of the key drivers of markets in the next few years will be inflation. If inflation remains subdued, as it has for the last 20-plus years, this will give the Fed room to be accommodative and supportive of markets. Inflation moving higher would pose much greater difficulties. Two longer term themes may escalate upward inflationary pressure. The first is aging populations, which will increase dependency ratios while boosting consumer demand relative to supply. Second, the productivity gains from high levels of growth from China and Eastern Europe — one of the key factors causing our current low-inflation environment — have begun to diminish.

Our base case is that inflation will remain subdued, but our positioning of the fund reflects concern that — absent a recession — inflation will move somewhat higher. We are focused on making sure investors will continue to be well positioned whenever equity and fixed income market volatility occurs.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus MacDonald

President

April 15, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.90%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.70%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	U.S. Government Securities Fund

Summary investment portfolio February 28, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	73.86%
AAA/Aaa	22.94
Short-term securities & other assets less liabilities	3.20

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.80%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 72.05%
U.S. Treasury 60.03%
U.S. Treasury 1.625% 2019	$91,800	$91,732
U.S. Treasury 2.50% 2020	117,000	116,910
U.S. Treasury 1.75% 2021	195,621	191,744
U.S. Treasury 2.00% 2021	145,000	143,076
U.S. Treasury 2.25% 2021	169,300	168,289
U.S. Treasury 2.375% 2021	225,000	224,314
U.S. Treasury 1.625% 2022	121,000	117,443
U.S. Treasury 1.75% 2022	371,500	362,877
U.S. Treasury 1.75% 2022	132,600	129,699
U.S. Treasury 1.875% 2022	386,330	379,067
U.S. Treasury 1.875% 2022	152,000	148,898
U.S. Treasury 1.875% 2022	129,030	126,763
U.S. Treasury 1.875% 2022	89,000	87,408
U.S. Treasury 2.00% 2022	443,000	435,128
U.S. Treasury 2.00% 2022	95,280	93,538
U.S. Treasury 2.125% 2022[1]	849,127	837,112
U.S. Treasury 1.625% 2023	238,330	229,831
U.S. Treasury 2.125% 2023	157,874	155,098
U.S. Treasury 2.50% 2023	343,940	343,820
U.S. Treasury 2.50% 2023	81,720	81,681

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2023	$183,950	$184,754
U.S. Treasury 2.625% 2023	167,600	168,386
U.S. Treasury 2.625% 2023	80,088	80,454
U.S. Treasury 2.75% 2023	147,900	149,413
U.S. Treasury 2.75% 2023	73,200	73,917
U.S. Treasury 2.875% 2023	307,300	312,066
U.S. Treasury 2.875% 2023	92,300	93,807
U.S. Treasury 2.125% 2024	315,650	308,598
U.S. Treasury 2.25% 2024	106,700	105,345
U.S. Treasury 2.50% 2024	96,000	95,827
U.S. Treasury 2.50% 2024	82,708	82,659
U.S. Treasury 2.75% 2024	87,700	88,625
U.S. Treasury 3.375% 2048[1]	123,750	130,894
U.S. Treasury 1.13%–8.75% 2020–2049[1]	1,524,802	1,508,748
		7,847,921

U.S. Treasury inflation-protected securities 12.02%
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	107,230	107,304
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	588,424	587,803
U.S. Treasury Inflation-Protected Security 0.75% 2028[2]	150,147	150,421
U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	84,975	85,848
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	191,693	178,544
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	78,066	73,535
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	147,962	115,728
U.S. Treasury Inflation-Protected Securities 0.13%–2.12% 2022–2049[2]	278,115	271,552
		1,570,735

Total U.S. Treasury bonds & notes		9,418,656

Mortgage-backed obligations 22.94%
Federal agency mortgage-backed obligations 22.94%
Fannie Mae 4.00% 2034[3,4]	138,500	142,042
Fannie Mae 4.50% 2048[3]	173,239	179,472
Fannie Mae 4.50% 2048[3]	96,277	99,739
Fannie Mae 0%–10.40% 2022–2057[3,4,5]	934,142	950,540
Freddie Mac 3.00%–10.00% 2025–2049[3,4]	413,839	417,918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	120,603	119,457
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[3]	154,754	155,696
Government National Mortgage Assn. 4.00% 2049[3,4]	146,000	149,830
Government National Mortgage Assn. 4.50% 2049[3,4]	176,725	182,866
Government National Mortgage Assn. 5.00% 2049[3,4]	128,657	134,008
Government National Mortgage Assn. 3.50%–6.50% 2029–2058[3,4]	243,303	252,698
Other securities		214,717

Total mortgage-backed obligations		2,998,983

6	U.S. Government Securities Fund

	Principal amount (000)	Value (000)
Federal agency bonds & notes 1.81%
Fannie Mae 7.125% 2030[1]	$3,000	$4,103
Federal Home Loan Bank 3.25%–5.50% 2023–2036[1]	64,860	66,676
Other securities		165,246
		236,025

Total bonds, notes & other debt instruments (cost: $12,696,694,000)		12,653,664

Short-term securities 10.70%
Federal Home Loan Bank 2.30%–2.41% due 3/4/2019–4/22/2019	850,000	848,495
U.S. Treasury Bills 2.36%–2.47% due 4/11/2019–1/30/2020	385,700	383,462
Other securities		167,343

Total short-term securities (cost: $1,399,327,000)		1,399,300
Total investment securities 107.50% (cost: $14,096,021,000)		14,052,964
Other assets less liabilities (7.50)%		(980,250)

Net assets 100.00%		$13,072,714

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $94,410,000, which represented .72% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [6]	Value at 2/28/2019 (000) [7]	Unrealized (depreciation) appreciation at 2/28/2019 (000)
30 Day Federal Funds Futures	Short	134	April 2019	$(55,838)	$(54,495)	$(20)
30 Day Federal Funds Futures	Long	291	May 2019	121,260	118,343	(9)
30 Day Federal Funds Futures	Short	291	October 2019	(121,260)	(118,355)	(3)
90 Day Euro Dollar Futures	Long	2,570	December 2019	642,500	625,538	3,788
90 Day Euro Dollar Futures	Long	1,204	December 2021	301,000	293,565	1,717
2 Year U.S. Treasury Note Futures	Long	28,667	July 2019	5,733,400	6,083,003	(3,070)
5 Year U.S. Treasury Note Futures	Long	18,596	July 2019	1,859,600	2,130,404	(3,728)
10 Year U.S. Treasury Note Futures	Long	14,465	June 2019	1,446,500	1,764,730	(5,801)
10 Year Ultra U.S. Treasury Note Futures	Short	6,724	June 2019	(672,400)	(870,443)	4,154

U.S. Government Securities Fund	7

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[6]	Value at 2/28/2019 (000)	[7]	Unrealized (depreciation) appreciation at 2/28/2019 (000)
20 Year U.S. Treasury Bond Futures	Long	204	June 2019	$20,400		$29,472		$(217)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,274	June 2019	127,400		203,323		(2,501)
								$(5,690)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
2.40625%	U.S.EFFR	3/20/2019	$13,160,000	$(5)	$—	$(5)
2.408%	U.S.EFFR	6/19/2019	8,810,000	64	—	64
2.45725%	U.S.EFFR	7/31/2019	15,866,600	914	—	914
2.4075%	U.S.EFFR	7/31/2019	7,779,500	1	—	1
2.401%	U.S.EFFR	7/31/2019	7,790,500	(57)	—	(57)
2.782%	U.S.EFFR	9/18/2019	3,310,666	1,680	—	1,680
U.S. EFFR	2.448%	10/30/2019	10,360,000	(784)	—	(784)
U.S. EFFR	2.405%	1/29/2020	942,600	(30)	—	(30)
U.S. EFFR	2.403%	1/29/2020	7,817,800	(227)	—	(227)
1.997%	U.S.EFFR	2/13/2020	231,000	(930)	—	(930)
1.989%	U.S.EFFR	2/13/2020	231,000	(948)	—	(948)
3-month USD-LIBOR	2.761%	4/27/2020	350,000	(303)	—	(303)
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	(813)	—	(813)
2.5045%	U.S.EFFR	8/29/2020	536,220	1,096	—	1,096
2.5215%	U.S.EFFR	8/29/2020	392,780	902	—	902
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(324)	—	(324)
2.48%	U.S.EFFR	12/20/2020	317,425	599	—	599
2.4825%	U.S.EFFR	12/26/2020	2,800,000	5,536	—	5,536
U.S. EFFR	2.429%	12/27/2020	76,000	(78)	—	(78)
2.351%	U.S.EFFR	1/4/2021	917,000	(325)	—	(325)
2.3485%	U.S.EFFR	1/7/2021	206,597	(81)	—	(81)
2.3355%	U.S.EFFR	1/7/2021	196,403	(123)	—	(123)
2.3995%	U.S.EFFR	1/11/2021	108,250	60	—	60
2.4035%	U.S.EFFR	1/11/2021	80,750	51	—	51
2.3755%	U.S.EFFR	2/6/2021	374,000	87	—	87
2.323%	U.S.EFFR	2/28/2021	52,000	(37)	—	(37)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	8,460	—	8,460
3-month USD-LIBOR	1.225%	9/22/2021	250,000	8,410	—	8,410
3-month USD-LIBOR	1.196%	9/27/2021	90,000	3,109	—	3,109
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	5,585	—	5,585
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	2,516	—	2,516
2.5775%	U.S.EFFR	7/16/2022	694,646	2,647	—	2,647
3-month USD-LIBOR	1.948%	7/28/2022	360,000	7,233	—	7,233
2.80%	3-month USD-LIBOR	9/2/2022	560,000	3,260	—	3,260
2.75%	3-month USD-LIBOR	9/2/2022	560,000	2,735	—	2,735
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(3,539)	—	(3,539)

8	U.S. Government Securities Fund

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
2.1045%	3-month USD-LIBOR	10/31/2022	$76,000	$(1,212)	$—	$(1,212)
3-month USD-LIBOR	3.09009%	10/31/2023	175,945	(4,115)	—	(4,115)
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(4,141)	—	(4,141)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	5,414	—	5,414
U.S. EFFR	2.4435%	12/20/2023	3,470	(26)	—	(26)
U.S. EFFR	2.45375%	12/20/2023	31,082	(246)	—	(246)
U.S. EFFR	2.4325%	12/21/2023	94,000	(654)	—	(654)
U.S. EFFR	2.4225%	12/24/2023	14,234	(93)	—	(93)
U.S. EFFR	2.284%	1/4/2024	14,214	(2)	—	(2)
U.S. EFFR	2.267%	2/4/2024	6,900	5	—	5
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	1,948	—	1,948
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	944	—	944
U.S. EFFR	2.244%	2/28/2024	21,500	39	—	39
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	2,412	—	2,412
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	5,297	—	5,297
3-month USD-LIBOR	2.588%	1/26/2025	58,100	7	—	7
2.905%	3-month USD-LIBOR	6/21/2025	146,860	2,627	—	2,627
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	2,482	—	2,482
3-month USD-LIBOR	2.24%	12/5/2026	179,000	5,114	—	5,114
3-month USD-LIBOR	2.27%	12/5/2026	146,000	3,861	—	3,861
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(856)	—	(856)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(3,068)	—	(3,068)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	290	—	290
2.908%	3-month USD-LIBOR	2/1/2028	60,700	284	—	284
2.925%	3-month USD-LIBOR	2/1/2028	48,600	263	—	263
2.92%	3-month USD-LIBOR	2/2/2028	45,900	238	—	238
U.S. EFFR	2.5065%	3/22/2028	48,300	(441)	—	(441)
U.S. EFFR	2.535%	3/23/2028	37,200	(427)	—	(427)
U.S. EFFR	2.471%	3/27/2028	45,200	(282)	—	(282)
U.S. EFFR	2.4575%	3/29/2028	53,479	(275)	—	(275)
U.S. EFFR	2.424%	3/30/2028	45,250	(108)	—	(108)
U.S. EFFR	2.412%	4/5/2028	20,571	(29)	—	(29)
U.S. EFFR	2.443%	2/6/2029	27,500	(43)	—	(43)
U.S. EFFR	2.395%	2/8/2029	27,500	75	—	75
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(1,954)	—	(1,954)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(2,311)	—	(2,311)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	291	—	291
3-month USD-LIBOR	2.963%	2/1/2038	36,300	290	—	290
3-month USD-LIBOR	2.986%	2/1/2038	29,200	186	—	186
3-month USD-LIBOR	2.967%	2/2/2038	28,200	217	—	217
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(1,338)	—	(1,338)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(1,863)	—	(1,863)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	1,278	—	1,278
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	748	—	748
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	2,434	—	2,434
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,209	—	1,209
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	1,256	—	1,256
U.S. EFFR	2.166%	10/23/2047	35,000	2,937	—	2,937
U.S. EFFR	2.172%	11/8/2047	15,000	1,242	—	1,242
U.S. EFFR	2.145%	11/9/2047	47,500	4,197	—	4,197
U.S. EFFR	2.153%	11/10/2047	47,500	4,120	—	4,120

U.S. Government Securities Fund	9

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
U.S. EFFR	2.155%	11/10/2047	$26,680	$2,303	$—	$2,303
U.S. EFFR	2.17%	11/13/2047	48,320	4,024	—	4,024
U.S. EFFR	2.5635%	2/12/2048	81,502	259	—	259
U.S. EFFR	2.4615%	3/15/2048	5,000	120	—	120
2.98%	3-month USD-LIBOR	3/15/2048	5,000	102	—	102
U.S. EFFR	2.485%	3/15/2048	5,000	96	—	96
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	84	—	84
U.S. EFFR	2.425%	3/16/2048	10,000	315	—	315
2.917%	3-month USD-LIBOR	3/16/2048	10,000	75	—	75
U.S. EFFR	2.505%	3/22/2048	16,600	249	—	249
U.S. EFFR	2.51375%	3/22/2048	18,400	243	—	243
U.S. EFFR	2.625%	5/25/2048	69,000	(694)	—	(694)
U.S. EFFR	2.445%	6/4/2048	25,700	697	—	697
U.S. EFFR	2.52%	8/24/2048	16,800	198	—	198
3.236%	3-month USD-LIBOR	10/31/2048	40,445	2,993	—	2,993
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	2,931	—	2,931
3-month USD-LIBOR	2.8615%	1/31/2049	51,400	195	—	195
U.S. EFFR	2.515%	2/26/2049	38,000	508	—	508
					$—	$89,260

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $132,303,000, which represented 1.01% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

10	U.S. Government Securities Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $14,096,021)		$14,052,964
Cash		11,852
Receivables for:
Sales of investments	$328,434
Sales of fund’s shares	24,032
Interest	53,202
Variation margin on futures contracts	1,600
Variation margin on swap contracts	10,435	417,703
		14,482,519
Liabilities:
Payables for:
Purchases of investments	1,379,468
Repurchases of fund’s shares	8,519
Dividends on fund’s shares	228
Investment advisory services	1,993
Services provided by related parties	2,111
Trustees’ deferred compensation	297
Variation margin on futures contracts	9,311
Variation margin on swap contracts	7,853
Other	25	1,409,805
Net assets at February 28, 2019		$13,072,714

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,377,377
Total accumulated loss		(304,663)
Net assets at February 28, 2019		$13,072,714

See notes to financial statements

U.S. Government Securities Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (967,172 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,556,863	189,147	$13.52
Class C	190,653	14,139	13.49
Class T	10	1	13.52
Class F-1	286,544	21,198	13.52
Class F-2	533,078	39,435	13.52
Class F-3	288,558	21,345	13.52
Class 529-A	138,642	10,256	13.52
Class 529-C	30,236	2,245	13.47
Class 529-E	8,464	626	13.52
Class 529-T	10	1	13.52
Class 529-F-1	17,262	1,277	13.52
Class R-1	8,148	604	13.49
Class R-2	98,732	7,322	13.49
Class R-2E	5,748	425	13.52
Class R-3	116,797	8,642	13.52
Class R-4	138,109	10,216	13.52
Class R-5E	2,586	191	13.52
Class R-5	62,485	4,621	13.52
Class R-6	8,589,789	635,481	13.52

See notes to financial statements

12	U.S. Government Securities Fund

Statement of operations for the six months ended February 28, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$137,770
Fees and expenses*:
Investment advisory services	$12,715
Distribution services	6,032
Transfer agent services	3,063
Administrative services	2,562
Reports to shareholders	163
Registration statement and prospectus	651
Trustees’ compensation	51
Auditing and legal	8
Custodian	14
Other	132	25,391
Net investment income		112,379

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(12,420)
Futures contracts	62,847
Swap contracts	22,535	72,962
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	99,487
Futures contracts	(9,605)
Swap contracts	(20,610)	69,272
Net realized gain and unrealized appreciation		142,234

Net increase in net assets resulting from operations		$254,613

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

U.S. Government Securities Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 28, 2019*	Year ended August 31, 2018
Operations:
Net investment income	$112,379	$203,400
Net realized gain (loss)	72,962	(335,782)
Net unrealized appreciation (depreciation)	69,272	(77,725)
Net increase (decrease) in net assets resulting from operations	254,613	(210,107)

Distributions paid or accrued to shareholders	(121,231)	(201,888)

Net capital share transactions	827,808	2,385,495

Total increase in net assets	961,190	1,973,500

Net assets:
Beginning of period	12,111,524	10,138,024
End of period	$13,072,714	$12,111,524

*	Unaudited.

See notes to financial statements

14	U.S. Government Securities Fund

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

U.S. Government Securities Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

16	U.S. Government Securities Fund

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the

U.S. Government Securities Fund	17

fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

18	U.S. Government Securities Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,418,656	$—	$9,418,656
Mortgage-backed obligations	—	2,998,983	—	2,998,983
Federal agency bonds & notes	—	236,025	—	236,025
Short-term securities	—	1,399,300	—	1,399,300
Total	$—	$14,052,964	$—	$14,052,964

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,659	$—	$—	$9,659
Unrealized appreciation on interest rate swaps	—	122,042	—	122,042
Liabilities:
Unrealized depreciation on futures contracts	(15,349)	—	—	(15,349)
Unrealized depreciation on interest rate swaps	—	(32,782)	—	(32,782)
Total	$(5,690)	$89,260	$—	$83,570

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

U.S. Government Securities Fund	19

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to

20	U.S. Government Securities Fund

repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

U.S. Government Securities Fund	21

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,271,812,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for

22	U.S. Government Securities Fund

a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $43,458,373,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,659	Unrealized depreciation*	$15,349
Swaps	Interest	Unrealized appreciation*	122,042	Unrealized depreciation*	32,782
			$131,701		$48,131

U.S. Government Securities Fund	23

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$62,847	Net unrealized depreciation on futures contracts	$(9,605)
Swaps	Interest	Net realized gain on swap contracts	22,535	Net unrealized depreciation on swap contracts	(20,610)
			$85,382		$(30,215)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

24	U.S. Government Securities Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,477
Capital loss carryforward*	(400,862)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$185,880
Gross unrealized depreciation on investments	(150,307)
Net unrealized appreciation on investments	35,573
Cost of investments	14,100,961

U.S. Government Securities Fund	25

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2019		Year ended August 31, 2018
Class A	$21,442		$41,238
Class C	941		1,743
Class T	—	*	—	*
Class F-1	2,418		3,359
Class F-2	4,314		6,098
Class F-3	2,510		3,484
Class 529-A	1,119		2,074
Class 529-C	148		287
Class 529-E	59		106
Class 529-T	—	*	—	*
Class 529-F-1	149		240
Class R-1	40		64
Class R-2	497		876
Class R-2E	30		37
Class R-3	831		1,603
Class R-4	1,287		3,269
Class R-5E	22		9
Class R-5	618		1,183
Class R-6	84,806		136,218
Total	$121,231		$201,888

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2019, the investment advisory services fee was $12,715,000, which was equivalent to an annualized rate of 0.208% of average daily net assets.

26	U.S. Government Securities Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

U.S. Government Securities Fund	27

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,527	$1,957		$125		Not applicable
Class C	950	145		48		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	346	181		69		Not applicable
Class F-2	Not applicable	249		108		Not applicable
Class F-3	Not applicable	7		59		Not applicable
Class 529-A	156	92		33		$44
Class 529-C	146	21		8		10
Class 529-E	20	3		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	11		4		5
Class R-1	39	5		2		Not applicable
Class R-2	364	171		24		Not applicable
Class R-2E	13	5		1		Not applicable
Class R-3	289	113		29		Not applicable
Class R-4	182	78		36		Not applicable
Class R-5E	Not applicable	2		1		Not applicable
Class R-5	Not applicable	17		15		Not applicable
Class R-6	Not applicable	6		1,998		Not applicable
Total class-specific expenses	$6,032	$3,063		$2,562		$62

*	Amount less than one thousand.

28	U.S. Government Securities Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $51,000 in the fund’s statement of operations reflects $59,000 in current fees (either paid in cash or deferred) and a net decrease of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2019.

U.S. Government Securities Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2019

Class A	$294,123	21,996	$21,038		1,571		$(328,470)	(24,626)	$(13,309)	(1,059)
Class C	22,365	1,677	926		70		(35,998)	(2,705)	(12,707)	(958)
Class T	—	—	—		—		—	—	—	—
Class F-1	35,262	2,641	2,397		179		(33,339)	(2,497)	4,320	323
Class F-2	228,028	17,008	4,208		314		(90,200)	(6,743)	142,036	10,579
Class F-3	127,277	9,531	2,454		183		(41,722)	(3,120)	88,009	6,594
Class 529-A	19,685	1,469	1,113		83		(18,742)	(1,403)	2,056	149
Class 529-C	4,954	372	147		11		(7,130)	(535)	(2,029)	(152)
Class 529-E	1,519	113	59		4		(1,075)	(80)	503	37
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	4,523	338	148		11		(2,169)	(162)	2,502	187
Class R-1	1,264	95	39		3		(802)	(60)	501	38
Class R-2	18,596	1,396	492		37		(20,028)	(1,504)	(940)	(71)
Class R-2E	2,629	196	29		2		(446)	(33)	2,212	165
Class R-3	22,698	1,699	825		62		(26,677)	(2,001)	(3,154)	(240)
Class R-4	20,619	1,540	1,283		96		(39,366)	(2,940)	(17,464)	(1,304)
Class R-5E	1,522	114	21		1		(512)	(38)	1,031	77
Class R-5	12,942	966	617		46		(14,530)	(1,092)	(971)	(80)
Class R-6	802,751	59,804	84,834		6,334		(252,373)	(18,865)	635,212	47,273
Total net increase (decrease)	$1,620,757	120,955	$120,630		9,007		$(913,579)	(68,404)	$827,808	61,558

See next page for footnotes.

30	U.S. Government Securities Fund

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$494,680	36,538	$40,345		2,995		$(665,814)	(49,281)	$(130,789)	(9,748)
Class C	33,225	2,465	1,703		127		(81,625)	(6,055)	(46,697)	(3,463)
Class T	—	—	—		—		—	—	—	—
Class F-1	152,741	11,373	3,315		246		(80,383)	(5,925)	75,673	5,694
Class F-2	274,556	20,325	5,941		442		(140,088)	(10,398)	140,409	10,369
Class F-3	145,019	10,655	3,349		249		(58,619)	(4,342)	89,749	6,562
Class 529-A	43,232	3,190	2,060		153		(39,616)	(2,935)	5,676	408
Class 529-C	8,007	594	284		21		(23,823)	(1,762)	(15,532)	(1,147)
Class 529-E	1,651	122	106		8		(2,379)	(176)	(622)	(46)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	6,622	491	238		18		(5,030)	(372)	1,830	137
Class R-1	1,308	97	63		4		(2,393)	(177)	(1,022)	(76)
Class R-2	31,131	2,309	865		64		(45,103)	(3,343)	(13,107)	(970)
Class R-2E	1,164	86	37		3		(985)	(73)	216	16
Class R-3	40,587	3,004	1,583		117		(63,438)	(4,696)	(21,268)	(1,575)
Class R-4	65,655	4,846	3,230		240		(158,667)	(11,805)	(89,782)	(6,719)
Class R-5E	1,640	121	9		1		(126)	(9)	1,523	113
Class R-5	22,936	1,690	1,149		85		(22,072)	(1,631)	2,013	144
Class R-6	2,418,371	178,285	136,127		10,115		(167,273)	(12,387)	2,387,225	176,013
Total net increase (decrease)	$3,742,525	276,191	$200,404		14,888		$(1,557,434)	(115,367)	$2,385,495	175,712

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,434,319,000 and $18,512,051,000, respectively, during the six months ended February 28, 2019.

10. Ownership concentration

At February 28, 2019, the fund had one shareholder, American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%. CRMC is the investment adviser to American Funds 2030 Target Date Retirement Fund.

U.S. Government Securities Fund	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2019[4,5]	$13.38	$.10	$.15	$.25
8/31/2018	13.89	.21	(.51)	(.30)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.10	.15	.25
8/31/2014	13.68	.16	.42	.58
Class C:
2/28/2019[4,5]	13.34	.06	.16	.22
8/31/2018	13.86	.11	(.52)	(.41)
8/31/2017	14.07	.04	(.03)	.01
8/31/2016	14.07	.03	.25	.28
8/31/2015	13.98	(.01)	.15	.14
8/31/2014	13.67	.05	.43	.48
Class T:
2/28/2019[4,5]	13.37	.12	.16	.28
8/31/2018	13.89	.24	(.52)	(.28)
8/31/2017[4,10]	13.71	.08	.18	.26
Class F-1:
2/28/2019[4,5]	13.37	.11	.16	.27
8/31/2018	13.89	.21	(.52)	(.31)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.11	.15	.26
8/31/2014	13.68	.16	.42	.58
Class F-2:
2/28/2019[4,5]	13.38	.12	.15	.27
8/31/2018	13.89	.25	(.51)	(.26)
8/31/2017	14.10	.18	(.03)	.15
8/31/2016	14.09	.18	.25	.43
8/31/2015	13.99	.14	.15	.29
8/31/2014	13.68	.19	.43	.62
Class F-3:
2/28/2019[4,5]	13.38	.13	.15	.28
8/31/2018	13.89	.27	(.52)	(.25)
8/31/2017[4,11]	13.66	.13	.23	.36

32	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.11)	$—	$(.11)	$13.52	1.91%[6]		$2,557		.67%[7]		.67%[7]		1.58%[7]
(.21)	—	(.21)	13.38	(2.15)		2,544		.64		.64		1.58
(.15)	(.17)	(.32)	13.89	.86		2,778		.63		.63		1.08
(.18)	(.21)	(.39)	14.10	2.88		3,029		.63		.63		.97
(.15)	—	(.15)	14.09	1.82		2,655		.65		.65		.72
(.15)	(.12)	(.27)	13.99	4.32		2,654		.64		.64		1.13

(.07)	—	(.07)	13.49	1.54	[6]	191		1.42	[7]	1.42	[7]	.83	[7]
(.11)	—	(.11)	13.34	(2.91)		201		1.42		1.42		.80
(.05)	(.17)	(.22)	13.86	.11		257		1.42		1.42		.29
(.07)	(.21)	(.28)	14.07	2.06		305		1.42		1.42		.20
(.05)	—	(.05)	14.07	1.09		260		1.42		1.42		(.05)
(.05)	(.12)	(.17)	13.98	3.46		272		1.43		1.43		.34

(.13)	—	(.13)	13.52	2.11	[6,8]	—	[9]	.42	[7,8]	.42	[7,8]	1.82	[7,8]
(.24)	—	(.24)	13.37	(1.99)[8]		—	[9]	.42	[8]	.42	[8]	1.81	[8]
(.08)	—	(.08)	13.89	1.90	[6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.59	[6,8]

(.12)	—	(.12)	13.52	1.92	[6]	286		.65	[7]	.65	[7]	1.60	[7]
(.21)	—	(.21)	13.37	(2.17)		279		.66		.66		1.59
(.15)	(.17)	(.32)	13.89	.84		211		.66		.66		1.05
(.18)	(.21)	(.39)	14.10	2.88		246		.65		.65		1.01
(.16)	—	(.16)	14.09	1.85		146		.62		.62		.74
(.15)	(.12)	(.27)	13.99	4.33		164		.64		.64		1.14

(.13)	—	(.13)	13.52	2.05	[6]	533		.39	[7]	.39	[7]	1.86	[7]
(.25)	—	(.25)	13.38	(1.90)		386		.39		.39		1.87
(.19)	(.17)	(.36)	13.89	1.11		257		.39		.39		1.33
(.21)	(.21)	(.42)	14.10	3.15		266		.38		.38		1.30
(.19)	—	(.19)	14.09	2.09		117		.38		.38		1.01
(.19)	(.12)	(.31)	13.99	4.59		71		.39		.39		1.39

(.14)	—	(.14)	13.52	2.11	[6]	289		.28	[7]	.28	[7]	1.97	[7]
(.26)	—	(.26)	13.38	(1.79)		197		.28		.28		1.98
(.13)	—	(.13)	13.89	2.66	[6]	114		.28	[7]	.28	[7]	1.64	[7]

See end of table for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2019[4,5]	$13.37	$.10		$.16	$.26
8/31/2018	13.89	.21		(.53)	(.32)
8/31/2017	14.10	.14		(.04)	.10
8/31/2016	14.09	.13		.26	.39
8/31/2015	13.99	.09		.15	.24
8/31/2014	13.68	.14		.43	.57
Class 529-C:
2/28/2019[4,5]	13.33	.05		.15	.20
8/31/2018	13.84	.10		(.51)	(.41)
8/31/2017	14.06	.04		(.04)	— [12]
8/31/2016	14.06	.02		.26	.28
8/31/2015	13.97	(.01)		.15	.14
8/31/2014	13.66	.04		.43	.47
Class 529-E:
2/28/2019[4,5]	13.37	.09		.16	.25
8/31/2018	13.89	.18		(.53)	(.35)
8/31/2017	14.10	.11		(.04)	.07
8/31/2016	14.09	.09		.26	.35
8/31/2015	13.99	.06		.15	.21
8/31/2014	13.68	.09		.45	.54
Class 529-T:
2/28/2019[4,5]	13.37	.12		.16	.28
8/31/2018	13.89	.23		(.52)	(.29)
8/31/2017[4,10]	13.71	.08		.18	.26
Class 529-F-1:
2/28/2019[4,5]	13.37	.12		.16	.28
8/31/2018	13.89	.24		(.53)	(.29)
8/31/2017	14.10	.17		(.03)	.14
8/31/2016	14.09	.16		.26	.42
8/31/2015	13.99	.13		.15	.28
8/31/2014	13.68	.21		.39	.60
Class R-1:
2/28/2019[4,5]	13.35	.06		.15	.21
8/31/2018	13.86	.11		(.51)	(.40)
8/31/2017	14.08	.04		(.04)	— [12]
8/31/2016	14.07	.03		.27	.30
8/31/2015	13.98	—	[12]	.15	.15
8/31/2014	13.67	.05		.43	.48

34	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.11)	$—	$(.11)	$13.52	1.89%[6]	$139		.71%[7]		.71%[7]		1.54%[7]
(.20)	—	(.20)	13.37	(2.21)	135		.70		.70		1.53
(.14)	(.17)	(.31)	13.89	.81	135		.69		.69		1.03
(.17)	(.21)	(.38)	14.10	2.81	142		.71		.71		.89
(.14)	—	(.14)	14.09	1.75	131		.72		.72		.65
(.14)	(.12)	(.26)	13.99	4.23	138		.73		.73		1.04

(.06)	—	(.06)	13.47	1.53 [6]	30		1.43	[7]	1.43	[7]	.82	[7]
(.10)	—	(.10)	13.33	(2.94)	32		1.45		1.45		.76
(.05)	(.17)	(.22)	13.84	.02	49		1.46		1.46		.25
(.07)	(.21)	(.28)	14.06	2.02	55		1.47		1.47		.13
(.05)	—	(.05)	14.06	.98	54		1.47		1.47		(.11)
(.04)	(.12)	(.16)	13.97	3.48	61		1.49		1.49		.28

(.10)	—	(.10)	13.52	1.79 [6]	8		.92	[7]	.92	[7]	1.33	[7]
(.17)	—	(.17)	13.37	(2.42)	8		.92		.92		1.30
(.11)	(.17)	(.28)	13.89	.58	9		.92		.92		.79
(.13)	(.21)	(.34)	14.10	2.57	9		.94		.94		.67
(.11)	—	(.11)	14.09	1.52	9		.95		.95		.42
(.11)	(.12)	(.23)	13.99	3.99	8		.97		.97		.81

(.13)	—	(.13)	13.52	2.08 [6,8]	—	[9]	.49	[7,8]	.49	[7,8]	1.76	[7,8]
(.23)	—	(.23)	13.37	(2.06)[8]	—	[9]	.49	[8]	.49	[8]	1.74	[8]
(.08)	—	(.08)	13.89	1.87 [6,8]	—	[9]	.19	[6,8]	.19	[6,8]	.56	[6,8]

(.13)	—	(.13)	13.52	2.01 [6]	17		.48	[7]	.48	[7]	1.78	[7]
(.23)	—	(.23)	13.37	(1.98)	15		.47		.47		1.77
(.18)	(.17)	(.35)	13.89	1.03	13		.47		.47		1.25
(.20)	(.21)	(.41)	14.10	3.04	13		.49		.49		1.13
(.18)	—	(.18)	14.09	1.98	11		.49		.49		.89
(.17)	(.12)	(.29)	13.99	4.46	10		.51		.51		1.28

(.07)	—	(.07)	13.49	1.56 [6]	8		1.40	[7]	1.40	[7]	.86	[7]
(.11)	—	(.11)	13.35	(2.89)	8		1.40		1.40		.82
(.05)	(.17)	(.22)	13.86	.06	9		1.41		1.41		.29
(.08)	(.21)	(.29)	14.08	2.15	11		1.39		1.39		.20
(.06)	—	(.06)	14.07	1.04	12		1.39		1.39		(.03)
(.05)	(.12)	(.17)	13.98	3.55	14		1.40		1.40		.37

See end of table for footnotes.

U.S. Government Securities Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2019[4,5]	$13.34	$.06		$.16	$.22
8/31/2018	13.86	.11		(.52)	(.41)
8/31/2017	14.07	.04		(.03)	.01
8/31/2016	14.07	.03		.26	.29
8/31/2015	13.98	—	[12]	.15	.15
8/31/2014	13.67	.05		.43	.48
Class R-2E:
2/28/2019[4,5]	13.37	.08		.16	.24
8/31/2018	13.89	.15		(.52)	(.37)
8/31/2017	14.10	.08		(.03)	.05
8/31/2016	14.09	.11		.25	.36
8/31/2015	13.99	.12		.15	.27
8/31/2014[4,13]	13.99	—		—	—
Class R-3:
2/28/2019[4,5]	13.37	.09		.16	.25
8/31/2018	13.89	.17		(.52)	(.35)
8/31/2017	14.10	.11		(.04)	.07
8/31/2016	14.09	.09		.26	.35
8/31/2015	13.99	.06		.15	.21
8/31/2014	13.68	.11		.43	.54
Class R-4:
2/28/2019[4,5]	13.38	.11		.15	.26
8/31/2018	13.89	.21		(.51)	(.30)
8/31/2017	14.10	.15		(.04)	.11
8/31/2016	14.09	.15		.25	.40
8/31/2015	13.99	.11		.15	.26
8/31/2014	13.68	.16		.42	.58
Class R-5E:
2/28/2019[4,5]	13.37	.12		.16	.28
8/31/2018	13.89	.26		(.54)	(.28)
8/31/2017	14.10	.19		(.04)	.15
8/31/2016[4,14]	14.08	.13		.25	.38
Class R-5:
2/28/2019[4,5]	13.38	.13		.15	.28
8/31/2018	13.89	.26		(.52)	(.26)
8/31/2017	14.10	.19		(.03)	.16
8/31/2016	14.09	.17		.27	.44
8/31/2015	13.99	.15		.15	.30
8/31/2014	13.68	.20		.42	.62

36	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.07)	$—	$(.07)	$13.49	1.56%[6]		$99		1.38%[7]		1.38%[7]		.88%[7]
(.11)	—	(.11)	13.34	(2.87)		99		1.37		1.37		.85
(.05)	(.17)	(.22)	13.86	.15		116		1.40		1.40		.31
(.08)	(.21)	(.29)	14.07	2.10		133		1.37		1.37		.22
(.06)	—	(.06)	14.07	1.05		134		1.38		1.38		(.02)
(.05)	(.12)	(.17)	13.98	3.54		147		1.43		1.43		.34

(.09)	—	(.09)	13.52	1.70	[6]	6		1.10	[7]	1.10	[7]	1.15	[7]
(.15)	—	(.15)	13.37	(2.61)		3		1.12		1.12		1.11
(.09)	(.17)	(.26)	13.89	.42		3		1.10		1.10		.61
(.14)	(.21)	(.35)	14.10	2.63		2		1.07		1.07		.76
(.17)	—	(.17)	14.09	1.95	[8]	—	[9]	.51	[8]	.51	[8]	.86	[8]
—	—	—	13.99	—		—	[9]	—		—		—

(.10)	—	(.10)	13.52	1.77	[6]	117		.97	[7]	.97	[7]	1.29	[7]
(.17)	—	(.17)	13.37	(2.46)		119		.96		.96		1.26
(.11)	(.17)	(.28)	13.89	.55		145		.95		.95		.76
(.13)	(.21)	(.34)	14.10	2.57		155		.95		.95		.66
(.11)	—	(.11)	14.09	1.53		140		.94		.94		.43
(.11)	(.12)	(.23)	13.99	3.99		142		.97		.97		.80

(.12)	—	(.12)	13.52	1.93	[6]	138		.63	[7]	.63	[7]	1.63	[7]
(.21)	—	(.21)	13.38	(2.13)		154		.63		.63		1.58
(.15)	(.17)	(.32)	13.89	.88		253		.62		.62		1.09
(.18)	(.21)	(.39)	14.10	2.90		275		.62		.62		1.09
(.16)	—	(.16)	14.09	1.86		124		.61		.61		.76
(.15)	(.12)	(.27)	13.99	4.33		120		.63		.63		1.14

(.13)	—	(.13)	13.52	2.04	[6]	3		.42	[7]	.42	[7]	1.82	[7]
(.24)	—	(.24)	13.37	(1.91)		2		.41		.41		1.98
(.19)	(.17)	(.36)	13.89	1.14		—	[9]	.53		.36		1.36
(.15)	(.21)	(.36)	14.10	2.74	[6]	—	[9]	.49	[7]	.49	[7]	1.21	[7]

(.14)	—	(.14)	13.52	2.08	[6]	62		.33	[7]	.33	[7]	1.92	[7]
(.25)	—	(.25)	13.38	(1.84)		63		.33		.33		1.90
(.20)	(.17)	(.37)	13.89	1.18		63		.33		.33		1.40
(.22)	(.21)	(.43)	14.10	3.20		60		.32		.32		1.21
(.20)	—	(.20)	14.09	2.15		113		.32		.32		1.06
(.19)	(.12)	(.31)	13.99	4.65		101		.33		.33		1.44

See end of table for footnotes.

U.S. Government Securities Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2019[4,5]	$13.37	$.13	$.16	$.29
8/31/2018	13.89	.27	(.53)	(.26)
8/31/2017	14.10	.20	(.04)	.16
8/31/2016	14.09	.19	.26	.45
8/31/2015	13.99	.16	.15	.31
8/31/2014	13.68	.21	.42	.63

	Six months ended	Year ended August 31
Portfolio turnover rate for all share classes[15]	February 28, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	37%	95%	187%	296%	263%	Not available
Including mortgage dollar roll transactions	186%	383%	577%	693%	771%	423%

See notes to financial statements

38	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$(.14)	$—	$(.14)	$13.52	2.11%[6]	$8,590	.27%[7]	.27%[7]	1.98%[7]
(.26)	—	(.26)	13.37	(1.78)	7,867	.27	.27	1.98
(.20)	(.17)	(.37)	13.89	1.23	5,726	.27	.27	1.48
(.23)	(.21)	(.44)	14.10	3.26	3,857	.27	.27	1.35
(.21)	—	(.21)	14.09	2.20	3,014	.27	.27	1.12
(.20)	(.12)	(.32)	13.99	4.70	2,357	.28	.28	1.51

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

U.S. Government Securities Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018, through February 28, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	U.S. Government Securities Fund

	Beginning account value 9/1/2018	Ending account value 2/28/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,019.08	$3.35	.67%
Class A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class C – actual return	1,000.00	1,015.42	7.10	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class T – actual return	1,000.00	1,021.13	2.10	.42
Class T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-1 – actual return	1,000.00	1,019.19	3.25	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,020.53	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	1,021.08	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	1,018.89	3.55	.71
Class 529-A – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-C – actual return	1,000.00	1,015.34	7.15	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	1,017.88	4.60	.92
Class 529-E – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-T – actual return	1,000.00	1,020.76	2.46	.49
Class 529-T – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 529-F-1 – actual return	1,000.00	1,020.08	2.40	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 – actual return	1,000.00	1,015.58	7.00	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	1,015.59	6.90	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,016.97	5.50	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,017.66	4.85	.97
Class R-3 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 – actual return	1,000.00	1,019.29	3.15	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,020.35	2.10	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,020.81	1.65	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,021.10	1.35	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

903,904,201

Total shares voting on November 28, 2018

816,301,240 (90.3% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	793,497,321	97.2%	22,803,919	2.8%
James G. Ellis	794,730,391	97.4	21,570,849	2.6
Nariman Farvardin	794,437,774	97.3	21,863,466	2.7
Michael C. Gitlin	795,606,777	97.5	20,694,463	2.5
Mary Davis Holt	796,238,299	97.5	20,062,941	2.5
R. Clark Hooper	795,545,823	97.5	20,755,417	2.5
Merit E. Janow	794,519,198	97.3	21,782,042	2.7
Laurel B. Mitchell	795,078,377	97.4	21,222,863	2.6
Margaret Spellings	795,880,887	97.5	20,420,353	2.5
Alexandra Trower	796,399,748	97.6	19,901,492	2.4
Karl J. Zeile	795,779,341	97.5	20,521,899	2.5

U.S. Government Securities Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2019, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
February 28, 2019
unaudited
Bonds, notes & other debt instruments 96.80% U.S. Treasury bonds & notes 72.05% U.S. Treasury 60.03%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$91,800	$91,732
U.S. Treasury 1.375% 2020	44,000	43,243
U.S. Treasury 1.375% 2020	26,548	26,039
U.S. Treasury 1.75% 2020	56,150	55,414
U.S. Treasury 2.00% 2020	32,000	31,703
U.S. Treasury 2.25% 2020	70,000	69,782
U.S. Treasury 2.375% 2020	19,100	19,064
U.S. Treasury 2.50% 2020	117,000	116,910
U.S. Treasury 2.75% 2020	32,500	32,598
U.S. Treasury 2.875% 2020	10,000	10,053
U.S. Treasury 8.75% 2020	5,255	5,718
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.75% 2021	195,621	191,744
U.S. Treasury 2.00% 2021	145,000	143,076
U.S. Treasury 2.00% 2021	37,000	36,526
U.S. Treasury 2.00% 2021	31,550	31,161
U.S. Treasury 2.25% 2021	169,300	168,289
U.S. Treasury 2.375% 2021	225,000	224,314
U.S. Treasury 2.50% 2021	21,000	20,989
U.S. Treasury 2.625% 2021	22,000	22,057
U.S. Treasury 2.75% 2021	3,000	3,018
U.S. Treasury 2.875% 2021	31,600	31,892
U.S. Treasury 8.00% 2021	3,400	3,886
U.S. Treasury 1.625% 2022	121,000	117,443
U.S. Treasury 1.625% 2022	680	659
U.S. Treasury 1.75% 2022	371,500	362,877
U.S. Treasury 1.75% 2022	132,600	129,699
U.S. Treasury 1.75% 2022	47,000	45,917
U.S. Treasury 1.75% 2022	38,000	37,103
U.S. Treasury 1.75% 2022	25,000	24,466
U.S. Treasury 1.875% 2022	386,330	379,067
U.S. Treasury 1.875% 2022	152,000	148,898
U.S. Treasury 1.875% 2022	129,030	126,763
U.S. Treasury 1.875% 2022	89,000	87,408
U.S. Treasury 1.875% 2022	69,000	67,521
U.S. Treasury 1.875% 2022	38,000	37,317
U.S. Treasury 2.00% 2022	443,000	435,128
U.S. Treasury 2.00% 2022	95,280	93,538
U.S. Treasury 2.125% 2022[2]	849,127	837,112
U.S. Treasury 2.50% 2022	7,000	7,002
U.S. Treasury 1.25% 2023	25,200	23,874
U.S. Treasury 1.375% 2023	23,000	21,890
U.S. Treasury 1.375% 2023	12,000	11,410
U.S. Treasury 1.375% 2023	11,000	10,488
U.S. Treasury 1.50% 2023	57,820	55,614
U.S. Treasury 1.50% 2023	48,000	46,130
U.S. Government Securities Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2023	$238,330	$229,831
U.S. Treasury 1.625% 2023	68,000	65,631
U.S. Treasury 1.75% 2023	48,000	46,539
U.S. Treasury 2.125% 2023	157,874	155,098
U.S. Treasury 2.375% 2023	68,000	67,668
U.S. Treasury 2.50% 2023	343,940	343,820
U.S. Treasury 2.50% 2023	81,720	81,681
U.S. Treasury 2.625% 2023	183,950	184,754
U.S. Treasury 2.625% 2023	167,600	168,386
U.S. Treasury 2.625% 2023	80,088	80,454
U.S. Treasury 2.75% 2023	147,900	149,413
U.S. Treasury 2.75% 2023	73,200	73,917
U.S. Treasury 2.75% 2023	64,293	64,903
U.S. Treasury 2.75% 2023	33,060	33,366
U.S. Treasury 2.875% 2023	307,300	312,066
U.S. Treasury 2.875% 2023	92,300	93,807
U.S. Treasury 2.875% 2023	13,000	13,199
U.S. Treasury 2.125% 2024	315,650	308,598
U.S. Treasury 2.25% 2024	106,700	105,345
U.S. Treasury 2.25% 2024	57,250	56,320
U.S. Treasury 2.50% 2024	96,000	95,827
U.S. Treasury 2.50% 2024	82,708	82,659
U.S. Treasury 2.75% 2024	87,700	88,625
U.S. Treasury 2.125% 2025	6,500	6,327
U.S. Treasury 2.75% 2025	5,000	5,049
U.S. Treasury 2.875% 2025[2]	55,754	56,675
U.S. Treasury 2.875% 2025	55,500	56,411
U.S. Treasury 2.875% 2025	20,000	20,330
U.S. Treasury 3.00% 2025	4,000	4,096
U.S. Treasury 2.625% 2026	46,000	46,061
U.S. Treasury 2.25% 2027	3,700	3,592
U.S. Treasury 2.375% 2027	36,000	35,237
U.S. Treasury 2.875% 2028	28,966	29,341
U.S. Treasury 2.875% 2028	9,000	9,120
U.S. Treasury 3.125% 2028	1,000	1,034
U.S. Treasury 6.25% 2030	5,250	7,011
U.S. Treasury 2.875% 2045	4,750	4,574
U.S. Treasury 3.00% 2045	7,300	7,199
U.S. Treasury 2.75% 2047[2]	8,228	7,702
U.S. Treasury 2.75% 2047	7,250	6,781
U.S. Treasury 3.00% 2048	11,651	11,456
U.S. Treasury 3.125% 2048	9,200	9,267
U.S. Treasury 3.375% 2048[2]	123,750	130,894
U.S. Treasury 3.00% 2049	1,347	1,325
		7,847,921
U.S. Treasury inflation-protected securities 12.02%
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	107,230	107,304
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	71,381	70,357
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	588,424	587,803
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	26,584	25,969
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	42,911	42,262
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	14,804	14,739
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	7,961	7,750
U.S. Government Securities Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	$150,147	$150,421
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	84,975	85,848
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,155	3,814
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	191,693	178,544
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	23,497	21,136
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	34,782	33,834
U.S. Treasury Inflation-Protected Security 0.875% 2047[2,3]	78,066	73,535
U.S. Treasury Inflation-Protected Security 1.00% 2048[2,3]	147,962	115,728
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	53,040	51,691
		1,570,735
Total U.S. Treasury bonds & notes		9,418,656
Mortgage-backed obligations 22.94% Federal agency mortgage-backed obligations 22.94%
Fannie Mae 5.50% 2023[4]	302	312
Fannie Mae 6.00% 2024[4]	271	291
Fannie Mae 10.397% 2025[4]	1	1
Fannie Mae 6.00% 2026[4]	14	15
Fannie Mae 6.50% 2027[4]	512	562
Fannie Mae 6.50% 2027[4]	207	227
Fannie Mae 8.00% 2031[4]	296	326
Fannie Mae 3.00% 2033[4]	4,969	4,963
Fannie Mae 3.00% 2033[4]	2,319	2,316
Fannie Mae 3.00% 2033[4]	1,991	1,989
Fannie Mae 3.00% 2033[4]	1,288	1,287
Fannie Mae 3.00% 2033[4]	1,164	1,163
Fannie Mae 3.00% 2033[4]	970	969
Fannie Mae 3.00% 2033[4]	961	960
Fannie Mae 3.00% 2033[4]	938	937
Fannie Mae 3.00% 2033[4]	742	741
Fannie Mae 3.00% 2033[4]	721	720
Fannie Mae 3.00% 2033[4]	547	546
Fannie Mae 3.00% 2033[4]	519	518
Fannie Mae 3.00% 2033[4]	500	499
Fannie Mae 3.00% 2033[4]	500	499
Fannie Mae 3.00% 2033[4]	497	497
Fannie Mae 3.00% 2033[4]	489	489
Fannie Mae 3.00% 2033[4]	407	406
Fannie Mae 3.00% 2033[4]	401	401
Fannie Mae 3.00% 2033[4]	313	312
Fannie Mae 3.00% 2033[4]	34	34
Fannie Mae 3.00% 2033[4]	33	33
Fannie Mae 3.00% 2033[4]	33	33
Fannie Mae 3.00% 2033[4]	32	32
Fannie Mae 3.00% 2033[4]	29	29
Fannie Mae 3.00% 2034[4,5]	22,548	22,504
Fannie Mae 3.00% 2034[4]	1,150	1,149
Fannie Mae 3.00% 2034[4]	529	528
Fannie Mae 3.00% 2034[4]	335	334
Fannie Mae 3.00% 2034[4]	41	41
Fannie Mae 4.00% 2034[4,5]	138,500	142,042
Fannie Mae 3.00% 2036[4]	26,198	25,985
Fannie Mae 3.00% 2036[4]	14,350	14,233
U.S. Government Securities Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[4]	$18,768	$19,393
Fannie Mae 4.00% 2036[4]	11,844	12,239
Fannie Mae 4.00% 2036[4]	9,042	9,343
Fannie Mae 4.00% 2036[4]	3,908	4,038
Fannie Mae 4.00% 2036[4]	1,087	1,123
Fannie Mae 4.00% 2036[4]	28	29
Fannie Mae 3.00% 2037[4]	9,301	9,226
Fannie Mae 6.50% 2037[4]	101	110
Fannie Mae 6.50% 2037[4]	99	109
Fannie Mae 6.50% 2037[4]	38	42
Fannie Mae 7.00% 2037[4]	174	192
Fannie Mae 7.00% 2037[4]	30	33
Fannie Mae 7.50% 2037[4]	27	30
Fannie Mae 6.00% 2038[4]	38	39
Fannie Mae 7.00% 2038[4]	240	267
Fannie Mae 5.00% 2041[4]	1,453	1,564
Fannie Mae 5.00% 2041[4]	953	1,025
Fannie Mae 5.00% 2041[4]	753	810
Fannie Mae 5.00% 2041[4]	502	540
Fannie Mae 4.00% 2045[4]	348	356
Fannie Mae 3.00% 2046[4]	21,318	20,854
Fannie Mae 4.00% 2046[4]	4,278	4,380
Fannie Mae 4.00% 2046[4]	25	26
Fannie Mae 3.50% 2047[4]	22,699	22,722
Fannie Mae 3.50% 2047[4]	9,609	9,630
Fannie Mae 3.50% 2047[4]	8,462	8,471
Fannie Mae 3.50% 2047[4]	1,426	1,431
Fannie Mae 4.00% 2047[4]	63,581	65,046
Fannie Mae 4.00% 2047[4]	28,607	29,259
Fannie Mae 4.00% 2047[4]	22,038	22,545
Fannie Mae 4.00% 2047[4]	79	81
Fannie Mae 4.00% 2047[4]	71	73
Fannie Mae 4.00% 2048[4]	63,135	64,427
Fannie Mae 4.00% 2048[4]	30,722	31,360
Fannie Mae 4.00% 2048[4]	30,624	31,251
Fannie Mae 4.00% 2048[4]	25,664	26,226
Fannie Mae 4.00% 2048[4]	13,574	13,862
Fannie Mae 4.00% 2048[4]	13,318	13,591
Fannie Mae 4.00% 2048[4]	12,755	13,016
Fannie Mae 4.00% 2048[4]	11,867	12,111
Fannie Mae 4.00% 2048[4]	5,840	5,960
Fannie Mae 4.00% 2048[4]	5,780	5,906
Fannie Mae 4.00% 2048[4]	4,958	5,060
Fannie Mae 4.00% 2048[4]	4,943	5,045
Fannie Mae 4.00% 2048[4]	4,404	4,494
Fannie Mae 4.00% 2048[4]	3,040	3,103
Fannie Mae 4.00% 2048[4]	2,516	2,567
Fannie Mae 4.00% 2048[4]	1,787	1,823
Fannie Mae 4.00% 2048[4]	1,583	1,616
Fannie Mae 4.00% 2048[4]	1,050	1,073
Fannie Mae 4.00% 2048[4]	1,002	1,024
Fannie Mae 4.00% 2048[4]	989	1,010
Fannie Mae 4.00% 2048[4]	525	536
Fannie Mae 4.00% 2048[4]	466	477
U.S. Government Securities Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2048[4]	$361	$368
Fannie Mae 4.00% 2048[4]	288	294
Fannie Mae 4.00% 2048[4]	216	221
Fannie Mae 4.00% 2048[4]	151	154
Fannie Mae 4.50% 2048[4]	173,239	179,472
Fannie Mae 4.50% 2048[4]	96,277	99,739
Fannie Mae 4.50% 2048[4]	59,230	61,362
Fannie Mae 4.50% 2048[4]	921	954
Fannie Mae 5.00% 2048[4]	23,855	25,060
Fannie Mae 3.50% 2049[4,5]	53,081	53,096
Fannie Mae 3.50% 2049[4,5]	18,519	18,513
Fannie Mae 3.50% 2049[4]	17,921	17,940
Fannie Mae 4.00% 2049[4,5]	71,669	73,020
Fannie Mae 4.50% 2049[4,5]	44,818	46,375
Fannie Mae 4.50% 2049[4,5]	35,300	36,505
Fannie Mae 3.50% 2057[4]	20,237	20,220
Fannie Mae, Series 2001-4, Class NA, 9.063% 2025[4,6]	5	6
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	202	214
Fannie Mae, Series 2001-20, Class E, 9.542% 2031[4,6]	1	2
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.77% 2036[4,6]	626	624
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[4,6]	196	210
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	3,540	3,538
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	3,276	3,287
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.214% 2023[4,6]	3,317	3,370
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.46% 2024[4,6]	6,525	6,678
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	800	687
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	467	397
Freddie Mac 10.00% 2025[4]	7	7
Freddie Mac 4.00% 2036[4]	188	194
Freddie Mac 4.624% 2036[4,6]	279	294
Freddie Mac 5.00% 2041[4]	3,189	3,437
Freddie Mac 3.00% 2043[4]	19,443	19,111
Freddie Mac 3.30% 2045[4,6]	4,422	4,454
Freddie Mac 3.00% 2046[4]	67,060	65,954
Freddie Mac 3.50% 2046[4]	5,137	5,160
Freddie Mac 3.50% 2047[4]	29,694	29,729
Freddie Mac 3.50% 2047[4]	23,063	23,091
Freddie Mac 3.50% 2047[4]	22,611	22,638
Freddie Mac 3.50% 2047[4]	13,856	13,877
Freddie Mac 3.50% 2047[4]	5,241	5,247
Freddie Mac 3.50% 2048[4]	19,659	19,703
Freddie Mac 4.00% 2048[4]	49,370	50,394
Freddie Mac 4.00% 2048[4]	27,669	28,253
Freddie Mac 4.00% 2048[4]	18,531	18,926
Freddie Mac 4.00% 2048[4]	5,842	5,972
Freddie Mac 4.00% 2048[4]	3,186	3,259
Freddie Mac 4.00% 2048[4]	976	996
Freddie Mac 4.00% 2048[4]	933	953
Freddie Mac 4.00% 2048[4]	496	507
Freddie Mac 4.00% 2048[4]	494	505
Freddie Mac 4.50% 2048[4]	22,377	23,201
Freddie Mac 4.50% 2048[4]	12,230	12,682
Freddie Mac 3.00% 2049[4,5]	12,300	12,027
Freddie Mac 4.50% 2049[4,5]	50,287	52,095
U.S. Government Securities Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2289, Class NB, 9.00% 2022[4,6]	$3	$3
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.889% 2023[4,6]	5	5
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.739% 2036[4,6]	1,150	1,146
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.894% 2020[4,6]	135	135
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[4]	547	548
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[4]	74	74
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	1,354	1,350
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	3,185	3,142
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,200	1,223
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[4,6]	20,965	21,125
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	969	830
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	412	349
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	345	311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[4]	37,861	37,243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[4,6]	34,547	33,638
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	35,943	35,426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[4,6]	9,011	8,790
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	120,603	119,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	7,034	6,992
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	3,126	3,098
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[4]	154,754	155,696
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[4]	23,192	23,339
Government National Mortgage Assn. 10.00% 2019[4]	—[1]	—[1]
Government National Mortgage Assn. 10.00% 2021[4]	8	8
Government National Mortgage Assn. 6.50% 2029[4]	287	313
Government National Mortgage Assn. 6.50% 2032[4]	476	514
Government National Mortgage Assn. 6.50% 2037[4]	226	254
Government National Mortgage Assn. 5.50% 2038[4]	225	244
Government National Mortgage Assn. 5.50% 2038[4]	29	30
Government National Mortgage Assn. 6.00% 2038[4]	331	365
Government National Mortgage Assn. 6.50% 2038[4]	242	252
Government National Mortgage Assn. 6.50% 2038[4]	199	209
Government National Mortgage Assn. 6.50% 2038[4]	130	136
Government National Mortgage Assn. 6.50% 2038[4]	47	53
Government National Mortgage Assn. 4.00% 2039[4]	460	474
Government National Mortgage Assn. 4.00% 2039[4]	48	49
Government National Mortgage Assn. 5.00% 2039[4]	910	975
Government National Mortgage Assn. 6.00% 2039[4]	1,729	1,881
Government National Mortgage Assn. 6.50% 2039[4]	657	729
Government National Mortgage Assn. 4.50% 2040[4]	759	798
Government National Mortgage Assn. 5.00% 2040[4]	148	154
Government National Mortgage Assn. 5.00% 2040[4]	119	124
Government National Mortgage Assn. 5.50% 2040[4]	2,823	2,999
Government National Mortgage Assn. 3.50% 2041[4]	690	687
Government National Mortgage Assn. 4.00% 2041[4]	224	223
Government National Mortgage Assn. 4.50% 2041[4]	10,095	10,488
Government National Mortgage Assn. 5.00% 2041[4]	5,209	5,436
Government National Mortgage Assn. 5.00% 2041[4]	90	94
Government National Mortgage Assn. 5.50% 2041[4]	290	296
Government National Mortgage Assn. 5.50% 2041[4]	222	227
Government National Mortgage Assn. 5.50% 2041[4]	73	75
Government National Mortgage Assn. 6.50% 2041[4]	1,081	1,181
Government National Mortgage Assn. 3.50% 2042[4]	522	527
Government National Mortgage Assn. 4.00% 2042[4]	2,696	2,744
U.S. Government Securities Fund — Page 6 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2042[4]	$1,473	$1,500
Government National Mortgage Assn. 3.50% 2043[4]	3,002	3,029
Government National Mortgage Assn. 4.00% 2048[4]	69,879	71,802
Government National Mortgage Assn. 5.00% 2048[4]	59,185	61,816
Government National Mortgage Assn. 4.00% 2049[4,5]	146,000	149,830
Government National Mortgage Assn. 4.50% 2049[4,5]	176,725	182,866
Government National Mortgage Assn. 5.00% 2049[4,5]	128,657	134,008
Government National Mortgage Assn. 5.00% 2049[4,5]	55,303	57,571
Government National Mortgage Assn. 5.00% 2049[4]	21,441	22,417
Government National Mortgage Assn. 5.00% 2049[4]	3,657	3,822
Government National Mortgage Assn. 6.191% 2058[4]	519	546
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	660	684
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.391% 2060[4,6]	6,773	6,837
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.568% 2061[4,6]	4,685	49
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.67% 2062[4,6]	10,780	91
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.917% 2020[4,6]	415	415
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.963% 2020[4,6]	254	254
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[4]	9,931	9,850
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[4]	5,870	6,007
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[4]	3,081	3,100
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	1,550	1,571
Total mortgage-backed obligations		2,998,983
Federal agency bonds & notes 1.81%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,322	1,309
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,263	1,253
Fannie Mae 7.125% 2030[2]	3,000	4,103
Federal Home Loan Bank 3.375% 2023	14,160	14,611
Federal Home Loan Bank 3.25% 2028[2]	50,000	51,170
Federal Home Loan Bank 5.50% 2036	700	895
Private Export Funding Corp. 1.45% 2019	5,250	5,223
Private Export Funding Corp. 2.25% 2020	10,000	9,963
Private Export Funding Corp. 3.55% 2024	11,150	11,588
Small Business Administration, Series 2001-20K, 5.34% 2021	104	105
Small Business Administration, Series 2001-20J, 5.76% 2021	26	27
Small Business Administration, Series 2001-20F, 6.44% 2021	123	127
Small Business Administration, Series 2003-20B, 4.84% 2023	390	401
Tennessee Valley Authority 4.65% 2035	3,930	4,460
Tennessee Valley Authority 5.88% 2036	2,750	3,562
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,710
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,025
TVA Southaven 3.846% 2033	2,235	2,231
United States Agency for International Development, Iraq (Republic of), 2.149% 2022	13,330	13,116
United States Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,605
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,473
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,181
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	5,973
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,521
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,791
United States Agency for International Development, Ukraine 1.844% 2019	2,890	2,889
United States Agency for International Development, Ukraine 1.847% 2020	20,000	19,805
United States Agency for International Development, Ukraine 1.471% 2021	11,770	11,407
U.S. Government Securities Fund — Page 7 of 11

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	$1,453	$1,487
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	1,617	1,681
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	1,275	1,333
		236,025
Total bonds, notes & other debt instruments (cost: $12,696,694,000)		12,653,664
Short-term securities 10.70%
BNP Paribas, New York Branch 2.36% due 3/1/2019	33,150	33,148
Emerson Electric Co. 2.42% due 3/21/2019[7]	44,500	44,437
Federal Home Loan Bank 2.30%–2.41% due 3/4/2019–4/22/2019	850,000	848,495
Freddie Mac 2.41% due 5/20/2019	40,000	39,785
Kimberly-Clark Corp. 2.42% due 3/8/2019[7]	50,000	49,973
U.S. Treasury Bills 2.36%–2.47% due 4/11/2019–1/30/2020	385,700	383,462
Total short-term securities (cost: $1,399,327,000)		1,399,300
Total investment securities 107.50% (cost: $14,096,021,000)		14,052,964
Other assets less liabilities (7.50)%		(980,250)
Net assets 100.00%		$13,072,714
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 2/28/2019[9] (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
30 Day Federal Funds Futures	Short	134	April 2019	$(55,838)	$(54,495)	$(20)
30 Day Federal Funds Futures	Long	291	May 2019	121,260	118,343	(9)
30 Day Federal Funds Futures	Short	291	October 2019	(121,260)	(118,355)	(3)
90 Day Euro Dollar Futures	Long	2,570	December 2019	642,500	625,538	3,788
90 Day Euro Dollar Futures	Long	1,204	December 2021	301,000	293,565	1,717
2 Year U.S. Treasury Note Futures	Long	28,667	July 2019	5,733,400	6,083,003	(3,070)
5 Year U.S. Treasury Note Futures	Long	18,596	July 2019	1,859,600	2,130,404	(3,728)
10 Year U.S. Treasury Note Futures	Long	14,465	June 2019	1,446,500	1,764,730	(5,801)
10 Year Ultra U.S. Treasury Note Futures	Short	6,724	June 2019	(672,400)	(870,443)	4,154
20 Year U.S. Treasury Bond Futures	Long	204	June 2019	20,400	29,472	(217)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,274	June 2019	127,400	203,323	(2,501)
						$(5,690)
U.S. Government Securities Fund — Page 8 of 11

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
2.40625%	U.S. EFFR	3/20/2019	$13,160,000	$(5)	$—	$(5)
2.408%	U.S. EFFR	6/19/2019	8,810,000	64	—	64
2.45725%	U.S. EFFR	7/31/2019	15,866,600	914	—	914
2.4075%	U.S. EFFR	7/31/2019	7,779,500	1	—	1
2.401%	U.S. EFFR	7/31/2019	7,790,500	(57)	—	(57)
2.782%	U.S. EFFR	9/18/2019	3,310,666	1,680	—	1,680
U.S. EFFR	2.448%	10/30/2019	10,360,000	(784)	—	(784)
U.S. EFFR	2.405%	1/29/2020	942,600	(30)	—	(30)
U.S. EFFR	2.403%	1/29/2020	7,817,800	(227)	—	(227)
1.997%	U.S. EFFR	2/13/2020	231,000	(930)	—	(930)
1.989%	U.S. EFFR	2/13/2020	231,000	(948)	—	(948)
3-month USD-LIBOR	2.761%	4/27/2020	350,000	(303)	—	(303)
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	(813)	—	(813)
2.5045%	U.S. EFFR	8/29/2020	536,220	1,096	—	1,096
2.5215%	U.S. EFFR	8/29/2020	392,780	902	—	902
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(324)	—	(324)
2.48%	U.S. EFFR	12/20/2020	317,425	599	—	599
2.4825%	U.S. EFFR	12/26/2020	2,800,000	5,536	—	5,536
U.S. EFFR	2.429%	12/27/2020	76,000	(78)	—	(78)
2.351%	U.S. EFFR	1/4/2021	917,000	(325)	—	(325)
2.3485%	U.S. EFFR	1/7/2021	206,597	(81)	—	(81)
2.3355%	U.S. EFFR	1/7/2021	196,403	(123)	—	(123)
2.3995%	U.S. EFFR	1/11/2021	108,250	60	—	60
2.4035%	U.S. EFFR	1/11/2021	80,750	51	—	51
2.3755%	U.S. EFFR	2/6/2021	374,000	87	—	87
2.323%	U.S. EFFR	2/28/2021	52,000	(37)	—	(37)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	8,460	—	8,460
3-month USD-LIBOR	1.225%	9/22/2021	250,000	8,410	—	8,410
3-month USD-LIBOR	1.196%	9/27/2021	90,000	3,109	—	3,109
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	5,585	—	5,585
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	2,516	—	2,516
2.5775%	U.S. EFFR	7/16/2022	694,646	2,647	—	2,647
3-month USD-LIBOR	1.948%	7/28/2022	360,000	7,233	—	7,233
2.80%	3-month USD-LIBOR	9/2/2022	560,000	3,260	—	3,260
2.75%	3-month USD-LIBOR	9/2/2022	560,000	2,735	—	2,735
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(3,539)	—	(3,539)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(1,212)	—	(1,212)
3-month USD-LIBOR	3.09009%	10/31/2023	175,945	(4,115)	—	(4,115)
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(4,141)	—	(4,141)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	5,414	—	5,414
U.S. EFFR	2.4435%	12/20/2023	3,470	(26)	—	(26)
U.S. EFFR	2.45375%	12/20/2023	31,082	(246)	—	(246)
U.S. EFFR	2.4325%	12/21/2023	94,000	(654)	—	(654)
U.S. EFFR	2.4225%	12/24/2023	14,234	(93)	—	(93)
U.S. EFFR	2.284%	1/4/2024	14,214	(2)	—	(2)
U.S. EFFR	2.267%	2/4/2024	6,900	5	—	5
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	1,948	—	1,948
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	944	—	944
U.S. EFFR	2.244%	2/28/2024	21,500	39	—	39
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	2,412	—	2,412
U.S. Government Securities Fund — Page 9 of 11

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
3-month USD-LIBOR	2.12813%	10/3/2024	$225,000	$5,297	$—	$5,297
3-month USD-LIBOR	2.588%	1/26/2025	58,100	7	—	7
2.905%	3-month USD-LIBOR	6/21/2025	146,860	2,627	—	2,627
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	2,482	—	2,482
3-month USD-LIBOR	2.24%	12/5/2026	179,000	5,114	—	5,114
3-month USD-LIBOR	2.27%	12/5/2026	146,000	3,861	—	3,861
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(856)	—	(856)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(3,068)	—	(3,068)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	290	—	290
2.908%	3-month USD-LIBOR	2/1/2028	60,700	284	—	284
2.925%	3-month USD-LIBOR	2/1/2028	48,600	263	—	263
2.92%	3-month USD-LIBOR	2/2/2028	45,900	238	—	238
U.S. EFFR	2.5065%	3/22/2028	48,300	(441)	—	(441)
U.S. EFFR	2.535%	3/23/2028	37,200	(427)	—	(427)
U.S. EFFR	2.471%	3/27/2028	45,200	(282)	—	(282)
U.S. EFFR	2.4575%	3/29/2028	53,479	(275)	—	(275)
U.S. EFFR	2.424%	3/30/2028	45,250	(108)	—	(108)
U.S. EFFR	2.412%	4/5/2028	20,571	(29)	—	(29)
U.S. EFFR	2.443%	2/6/2029	27,500	(43)	—	(43)
U.S. EFFR	2.395%	2/8/2029	27,500	75	—	75
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(1,954)	—	(1,954)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(2,311)	—	(2,311)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	291	—	291
3-month USD-LIBOR	2.963%	2/1/2038	36,300	290	—	290
3-month USD-LIBOR	2.986%	2/1/2038	29,200	186	—	186
3-month USD-LIBOR	2.967%	2/2/2038	28,200	217	—	217
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(1,338)	—	(1,338)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(1,863)	—	(1,863)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	1,278	—	1,278
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	748	—	748
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	2,434	—	2,434
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,209	—	1,209
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	1,256	—	1,256
U.S. EFFR	2.166%	10/23/2047	35,000	2,937	—	2,937
U.S. EFFR	2.172%	11/8/2047	15,000	1,242	—	1,242
U.S. EFFR	2.145%	11/9/2047	47,500	4,197	—	4,197
U.S. EFFR	2.153%	11/10/2047	47,500	4,120	—	4,120
U.S. EFFR	2.155%	11/10/2047	26,680	2,303	—	2,303
U.S. EFFR	2.17%	11/13/2047	48,320	4,024	—	4,024
U.S. EFFR	2.5635%	2/12/2048	81,502	259	—	259
U.S. EFFR	2.4615%	3/15/2048	5,000	120	—	120
2.98%	3-month USD-LIBOR	3/15/2048	5,000	102	—	102
U.S. EFFR	2.485%	3/15/2048	5,000	96	—	96
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	84	—	84
U.S. EFFR	2.425%	3/16/2048	10,000	315	—	315
2.917%	3-month USD-LIBOR	3/16/2048	10,000	75	—	75
U.S. EFFR	2.505%	3/22/2048	16,600	249	—	249
U.S. EFFR	2.51375%	3/22/2048	18,400	243	—	243
U.S. EFFR	2.625%	5/25/2048	69,000	(694)	—	(694)
U.S. EFFR	2.445%	6/4/2048	25,700	697	—	697
U.S. Government Securities Fund — Page 10 of 11

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
U.S. EFFR	2.52%	8/24/2048	$16,800	$198	$—	$198
3.236%	3-month USD-LIBOR	10/31/2048	40,445	2,993	—	2,993
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	2,931	—	2,931
3-month USD-LIBOR	2.8615%	1/31/2049	51,400	195	—	195
U.S. EFFR	2.515%	2/26/2049	38,000	508	—	508
					$—	$89,260
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $132,303,000, which represented 1.01% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,410,000, which represented .72% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-022-0419O-S66077	U.S. Government Securities Fund — Page 11 of 11

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2019